Accounting Changes Splits Adjustments Reclassifications and Corrections of Non-Material Errors (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Impact on Transition to IFRS 16
On transition to IFRS 16 (effective as of January 1, 2019), PEMEX recognized additional right-of-use
assets and additional lease liabilities. The impact on transition is summarized below.

Total
Right of use assets	Ps. 72,760,580	*
Lease liability	Ps. 70,651,797

*	Includes the reclassification of rights of way that were presented as intangible assets. The liability is not recognized due to prepayments made.

Summary of Measuring Lease Liabilities for Leases
When measuring lease liabilities for leases that were classified as operating leases, PEMEX discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied was 7.7%.

2019
Operating lease commitment at December 31, 2018	Ps. 62,723,909
Undisclosed leases in 2018 Financial statements	40,186,551

Operating lease commitment	102,910,460

Operating lease commitment discounted using the incremental borrowing rate at January 1, 2019	Ps. 65,608,174
Lease liabilities from financial leases previously recognized up to December 31, 2018	6,053,280
Recognition exemption for:
Short-term leases	(1,009,657)

Lease liabilities recognized at January 1, 2019	Ps. 70,651,797

Summary Of Consolidated Statement of Financial Position
Consolidated Statement of Financial Position

Line item	Note		2019 Previously Reported	Reclassification	Adjustment of non-material error	2019 Updated
Other accounts receivable (i)		Ps.	91,241,811	(91,241,811)	—	—
Other financing receivables	10-B		—	31,416,091	—	31,416,091
Other non-financing receivables	10-B		—	59,825,720	—	59,825,720
Other current assets (ii)			346,563	2,482,670	—	2,829,233

Total current assets			340,552,371	2,482,670	—	343,035,041

Wells, pipelines, properties, plant and equipment, net			1,211,749,502	—	65,799,060	1,277,548,562
Other assets (ii)			7,136,677	(2,482,670)	—	4,654,007

Total non-current assets			1,577,895,649	(2,482,670)	65,799,060	1,641,212,039

Accumulated deficit from prior years			(1,933,106,785)	—	—	(1,933,106,785)
Net loss for the year			(347,289,362)	—	65,799,060	(281,490,302)

Total equity (deficit)			(1,997,208,362)	—	65,799,060	(1,931,409,302)

Summary Of Consolidated Statement of Comprehensive income
Consolidated Statement of Comprehensive income

Line item		2019 Previously Reported	Reclassification	Adjustment of non-material correction	2019 Updated

Cost of sales	Ps.	1,122,933,424	—	—	1,122,933,424
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(97,082,214)	—	65,799,060	(31,283,154)

Total cost of sales, net		1,220,015,638	—	65,799,060	1,154,216,578

Finance income		24,483,706	4,751,897	—	29,235,603

Derivative financial instruments (cost) income, net		(18,512,026)	(4,751,897)	—	(23,263,923)

Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net		(39,959,272)	—	—	(39,959,272)

Net loss		(347,911,084)	—	65,799,060	(282,112,024)

Consolidated Statement of Comprehensive income

Line item		2018 Previously Reported	Reclassification	2018 Updated

Finance cost	Ps.	(120,727,022)	(3,142,662)	(123,869,684)
Derivative financial instruments (cost) income, net		22,258,613	3,142,662	(19,115,951)

Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net		(87,769,033)	—	(87,769,033)

Net loss		(180,419,837)	—	(180,419,837)

Summary Of Consolidated Statement of Cash Flow Statement
Consolidated Statement of cash flows

Line item		2019 Previously Reported	Reclassification	Adjustment of non-material correction	2019 Updated

Net loss	Ps.	(347,911,084)	—	65,799,060	(282,112,024)
(Impairment) reversal of impairment) deterioration of wells, pipelines, properties, plant and equipment, net		97,082,214	—	(65,799,060)	31,283,154
Interest income		(24,483,706)	(4,751,897)	—	(29,235,603)

Funds from operating activities		351,322,756	(4,751,897)	—	346,570,859

Accounts receivable		(13,285,925)	4,751,897	—	(8,534,028)

Net cash flows from operating activities		85,220,514	—	—	85,220,514

Consolidated Statement of cash flows

Line item	2018 Previously Reported	Reclassification	2018 Updated
Interest expense	120,727,022	3,142,662	123,869,684
Funds from operating activities	513,218,562	3,142,662	516,361,224

Accounts receivable	(286,509)	(3,142,662)	(3,429,171)

Net cash flows from operating activities	141,786,590	—	141,786,590